Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2019	Jul. 24, 2020
Document and Entity Information [Abstract]
Entity Registrant Name	REPLICEL LIFE SCIENCES INC.
Entity Central Index Key	0001205059
Document Type	20-F/A
Amendment Flag	true
Amendment Description	The purpose of this Amendment No. 1 to RepliCel Life Sciences Inc. Annual Report on Form 20-F for the year ended December 31, 2019, filed with the Securities and Exchange Commission on August 5, 2020 (the “Form 20-F”), is to include the amended and restated audited financial statements as at December 31, 2019 which were amended and restated to correct an error in previously audited and unaudited interim financial statements. Management of our company and our company’s audit committee determined that an error was made in how a contingent liability included in our company’s 2018 License and Collaboration Agreement with YOFOTO (China) Health Industry, Co. (the “Agreement”) was measured and recorded. The error and required restatements pertain to the fact that the put liability included in the Agreement should have measured at the present value of the maximum potential exercise price of the put. The put was initially determined to have $nil value for the purposes of our company’s financial statements. However management has now determined that the initial present value of the exercise price upon issuance was approximately $520,000. In subsequent periods, the put liability will be recorded at amortized cost. Because the transaction also involved a licensing and collaboration agreement and sale of common stock and warrants, the total contract price was reallocated to the various elements. Accordingly, the contract liability, the contract asset and the value of the common shares and warrants issued in connection with the YOFOTO agreement were also amended. Additionally, license revenue, the amortization of the contract asset and the accretion recorded on the put liability have also been restated. The consolidated statement of cash flows has also been restated to correct for these errors. Changes have been made to the financial information under Item 3 – Key Information, Item 4 – Information on RepliCel Life Sciences Inc. and Item 5 – Operating and Financial Review and Prospects. All other information remains the same.
Document Period End Date	Dec. 31, 2019
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		31,936,816
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false